Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 302,299	$ 331,799
Cost of revenue	244,708	282,862
Gross profit	57,591	48,937
Research and development	21,587	26,003
General and administrative	37,679	44,234
Sales and marketing	12,676	16,278
Depreciation and amortization (notes 9 and 10)	3,367	4,299
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	(5,402)	780
Add back: Depreciation & amortization	8,661	12,490
Segment EBITDA	(861)	(11,620)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	345,384	331,799
Cost of revenue	287,342	282,862
Gross profit	58,042	48,937
Research and development	26,302	26,003
General and administrative	28,854	29,413
Sales and marketing	12,479	14,112
Depreciation and amortization (notes 9 and 10)	4,710	3,758
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	1,313	780
Add back: Depreciation & amortization	12,129	11,949
Segment EBITDA	(861)	(11,620)
Operating Segments | Light-Duty
Segment Reporting Information [Line Items]
Revenue	262,180	263,594
Cost of revenue	206,781	214,516
Gross profit	55,399	49,078
Research and development	12,997	13,121
General and administrative	19,198	21,647
Sales and marketing	9,926	10,552
Depreciation and amortization (notes 9 and 10)	2,605	3,157
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	1,313	780
Add back: Depreciation & amortization	6,377	6,670
Segment EBITDA	18,363	8,051
Operating Segments | High-Pressure Controls & Systems
Segment Reporting Information [Line Items]
Revenue	8,804	11,958
Cost of revenue	7,264	9,135
Gross profit	1,540	2,823
Research and development	4,394	3,630
General and administrative	1,033	1,322
Sales and marketing	724	653
Depreciation and amortization (notes 9 and 10)	254	193
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	0	0
Add back: Depreciation & amortization	502	356
Segment EBITDA	(4,363)	(2,619)
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Revenue	31,315	56,247
Cost of revenue	30,663	59,211
Gross profit	652	(2,964)
Research and development	4,196	9,252
General and administrative	3,068	6,444
Sales and marketing	856	2,907
Depreciation and amortization (notes 9 and 10)	131	408
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	0	0
Add back: Depreciation & amortization	1,405	4,923
Segment EBITDA	(6,194)	(17,052)
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Revenue	43,085
Cost of revenue	42,634
Gross profit	451
Research and development	4,715
General and administrative	5,555
Sales and marketing	973
Depreciation and amortization (notes 9 and 10)	1,720
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	0
Add back: Depreciation & amortization	3,845
Segment EBITDA	(8,667)	0
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Cost of revenue	0	0
Gross profit	0	0
Research and development	0	0
General and administrative	14,380	14,821
Sales and marketing	1,170	2,166
Depreciation and amortization (notes 9 and 10)	377	541
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	(6,715)	$ 0
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenue	(43,085)
Cost of revenue	(42,634)
Gross profit	(451)
Research and development	(4,715)
General and administrative	(5,555)
Sales and marketing	(973)
Depreciation and amortization (notes 9 and 10)	$ (1,720)